Long-Term Debt (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital lease obligations
Estimated fair value of satellites acquired under capital leases	$ 500,000,000	$ 500,000,000
Accumulated depreciation on satellites acquired under capital leases	236,000,000	194,000,000
Depreciation expense - capital leases	43,000,000	43,000,000	43,000,000
Future minimum lease payments under the capital lease obligation, together with the present value of the net minimum lease payments
2014	77,944,000
2015	76,007,000
2016	76,007,000
2017	76,007,000
2018	75,982,000
Thereafter	162,331,000
Total minimum lease payments	544,278,000
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(254,832,000)
Net minimum lease payments	289,446,000
Less: Amount representing interest	(69,544,000)
Present value of net minimum lease payments	219,902,000
Less: Current portion	(26,829,000)
Long-term portion of capital lease obligations	$ 193,073,000
FSS Satellite Anik F3
Capital lease obligations
Ku-band capacity leased (as a percent)	100.00%
Term of capital lease	15 years
Canadian DBS Satellite Ciel II
Capital lease obligations
Satellite capacity leased (as a percent)	100.00%
Initial term of capital lease	10 years